Share-Based Compensation (Restricted Stock Activity) (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Non-vested (in shares)	143,259
Granted (in shares)	28,300
Vested (in shares)	(22,710)
Forfeited (in shares)	0
Non-vested (in shares)	148,849	143,259
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Non-vested, average grant-date fair value (in dollars per share)	$ 9.02
Granted, average grant-date fair value (in dollars per share)	18.65
Vested, average grant-date fair value (in dollars per share)	10.83
Forfeited, average grant-date fair value (in dollars per share)	0.00
Non-vested, average grant-date fair value (in dollars per share)	$ 9.90	$ 9.02
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Non-vested (in shares)	143,259	143,879	148,634
Granted (in shares)		76,450	70,515
Vested (in shares)		(74,070)	(60,930)
Forfeited (in shares)		(3,000)	(14,340)
Non-vested (in shares)		143,259	143,879
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Non-vested, average grant-date fair value (in dollars per share)	$ 9.02	$ 8.32	$ 7.16
Granted, average grant-date fair value (in dollars per share)		12.31	10.66
Vested, average grant-date fair value (in dollars per share)		10.91	8.99
Forfeited, average grant-date fair value (in dollars per share)		12.69	8.61
Non-vested, average grant-date fair value (in dollars per share)		$ 9.02	$ 8.32